Oct-07-05 11:00am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-195 P.002/002 F-021

Paras Madho
*Manager*
*Securities Operations*

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT/NYS

05067267

1-32631

**NYSE**

October 7, 2005

RECD S.E.C.
OCT 7 - 2005
077

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, CALAMOS GLOBAL TOTAL RETURN FUND, Common Shares of beneficial interest without par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 7, 2005. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
OCT 11 2005
THOMSON FINANCIAL